Document and Entity Information	Dec. 16, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 26, 2026
Entity Registrant Name	Aspira Women's Health Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34810
Entity Tax Identification Number	33-0595156
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Adress Line Two	Building III
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	519-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	AWHL
Entity Emerging Growth Company	false
Entity Central Index Key	0000926617
Amendment Flag	false